BALANCE SHEET (AS RESTATED) - USD ($)		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 07, 2020	Oct. 11, 2020
Current assets
Cash		$ 215,682		$ 459,749
Prepaid expenses		726,171		998,675
Total Current Assets		941,853		1,458,424
Investment securities held in Trust Account		300,102,702		300,011,579
TOTAL ASSETS		301,044,555		301,470,003
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - Accrued expenses		885,580		120,564
Total Current Liabilities		885,580		120,564
Warrant liability		16,920,000		17,126,666
Deferred underwriting fee payable		10,500,000		10,500,000		$ 10,500,000
Total Liabilities		28,305,580		27,747,230
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 26,872,277 shares at $10.00 per share		267,738,970		268,722,770
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0		0
Additional paid-in capital		10,227,096		9,243,265
Accumulated deficit		(5,228,164)		(4,244,366)
Total Shareholders' Equity		5,000,005	$ 5,000,004	5,000,003			$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		301,044,555		301,470,003
Redeemable Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares		323		313
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	[1]	$ 750		$ 791	[2]

[1]	As of December 31, 2020 included up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option. The remaining over-allotment option expired unexercised on January 21, 2021 and, as a result, 406,250 Class B ordinary shares were forfeited (see Note 5).
[2]	Includes up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option (see Note 5).